UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

November 30, 2011

Shares	Description (1)	Value
	COMMODITY FUNDS – 5.1%

	Non-Affiliated Commodity Funds – 5.1%

89,157	iShares S&P GSCI Commodity-Indexed Trust (2)	$3,012,615

72,032	PowerShares DB Commodity Index Tracking Fund (2)	1,990,964
	Total Commodity Funds (cost $5,199,903)	5,003,579

	EQUITY FUNDS – 84.9%

	Affiliated Equity Funds – 84.9%

346,203	Nuveen Equity Income Fund, Class I	4,587,189

2,086,795	Nuveen International Select Fund, Class I	18,113,377

269,594	Nuveen Large Cap Growth Opportunities Fund, Class I (2)	9,131,161

448,750	Nuveen Large Cap Select Fund, Class I	5,299,741

516,717	Nuveen Large Cap Value Fund, Class I	7,564,739

47,906	Nuveen Mid Cap Growth Opportunities Fund, Class I (2)	2,117,433

91,397	Nuveen Mid Cap Value Fund, Class I	2,015,315

122,352	Nuveen NWQ Large-Cap Value Fund, Class I	2,082,434

382,093	Nuveen Quantitative Enhanced Core Equity Fund, Class I	8,257,021

214,809	Nuveen Real Estate Securities Fund, Class I	3,948,195

131,782	Nuveen Santa Barbara Dividend Growth Fund, Class I	3,194,387

139,535	Nuveen Santa Barbara International Growth Fund, Class I	3,567,917

2,701	Nuveen Small Cap Growth Opportunities Fund, Class I (2)	59,727

45,059	Nuveen Small Cap Select Fund, Class I (2)	612,346

13,780	Nuveen Small Cap Value Fund, Class I (2)	160,404

624,146	Nuveen Tactical Market Opportunities Fund, Class I	7,015,396

167,224	Nuveen Tradewinds International Value Fund, Class I	3,851,171

68,400	Nuveen Winslow Large-Cap Growth Fund, Class I (2)	2,099,209
	Total Equity Funds (cost $92,624,200)	83,677,162

	FIXED INCOME FUNDS – 7.5%

	Affiliated Fixed Income Funds – 7.5%

53,375	Nuveen Core Bond Fund, Class I	603,673

254,905	Nuveen High Income Bond Fund, Class I	2,105,514

248,789	Nuveen High Yield Municipal Bond Fund, Class I	3,684,571

69	Nuveen Inflation Protected Securities Fund, Class I	795

93,110	Nuveen Total Return Bond Fund, Class I	963,683
	Total Fixed Income Funds (cost $7,269,992)	7,358,236

Shares/ Principal Amount (000)	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 0.9%

890,158	First American Treasury Obligations Fund, Class Z, 0.000% (3)	$890,158
	U.S. Treasury Obligations – 1.5%

$1,495	U.S. Treasury Bill 0.003%, 3/01/12 (4)	1,494,931
	Total Short-Term Investments (cost $2,385,082)	2,385,089
	Total Investments (cost $107,479,177) – 99.9%	98,424,066
	Other Assets Less Liabilities – 0.1% (5)	99,708
	Net Assets – 100%	$98,523,774

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

November 30, 2011

Investments in Derivatives at November 30, 2011

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	29	12/11	$2,136,430	$175,324
S&P 500	Long	17	12/11	5,295,500	280,645
S&P Mid Cap 400 E-Mini	Long	24	12/11	2,119,440	89,588
U.S. 5-Year Treasury Note	Short	(78)	3/12	(9,565,969)	12,037
U.S. 10-Year Treasury Note	Short	(3)	3/12	(388,031)	1,821
					$559,415

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$5,003,579	$—	$—	$5,003,579
Equity Funds	83,677,162	—	—	83,677,162
Fixed Income Funds	7,358,236	—	—	7,358,236
Short-Term Investments	890,158	1,494,931	—	2,385,089
Derivatives:
Futures Contracts*	559,415	—	—	559,415
Total	$97,488,550	$1,494,931	$—	$98,983,481
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$545,557	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	13,858	Payable for variation margin on futures contracts*	—
Total			$559,415		$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts.

2	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments (excluding investments in derivatives) was $108,200,881.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$840,656
Depreciation	(10,617,471)
Net unrealized appreciation (depreciation) of investments	$(9,776,815)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2011.
(4)	Investment, or portion of investment, segregated as collateral for Investments in Derivatives. Yield shown is the annualized effective yield as of November 30, 2011.
(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2011.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

November 30, 2011

Shares	Description (1)	Value
	COMMODITY FUNDS – 4.2%

	Non-Affiliated Commodity Funds – 4.2%

145,110	iShares S&P GSCI Commodity-Indexed Trust (2)	$4,903,267

55,429	PowerShares DB Commodity Index Tracking Fund (2)	1,532,058
	Total Commodity Funds (cost $6,951,508)	6,435,325

	EQUITY FUNDS – 73.1%

	Affiliated Equity Funds – 73.1%

456,815	Nuveen Equity Income Fund, Class I	6,052,794

165,711	Nuveen Global Infrastructure Fund, Class I	1,479,795

2,523,766	Nuveen International Select Fund, Class I	21,906,288

322,351	Nuveen Large Cap Growth Opportunities Fund, Class I (2)	10,918,032

544,638	Nuveen Large Cap Select Fund, Class I	6,432,180

634,916	Nuveen Large Cap Value Fund, Class I	9,295,163

68,435	Nuveen Mid Cap Growth Opportunities Fund, Class I (2)	3,024,836

134,054	Nuveen Mid Cap Value Fund, Class I	2,955,900

203,832	Nuveen NWQ Large-Cap Value Fund, Class I	3,469,222

516,371	Nuveen Quantitative Enhanced Core Equity Fund, Class I	11,158,775

341,741	Nuveen Real Estate Securities Fund, Class I	6,281,195

204,899	Nuveen Santa Barbara Dividend Growth Fund, Class I	4,966,740

165,005	Nuveen Santa Barbara International Growth Fund, Class I	4,219,175

16,032	Nuveen Small Cap Growth Opportunities Fund, Class I (2)	354,473

103,546	Nuveen Small Cap Select Fund, Class I (2)	1,407,193

928,417	Nuveen Tactical Market Opportunities Fund, Class I	10,435,407

201,177	Nuveen Tradewinds International Value Fund, Class I	4,633,114

108,349	Nuveen Winslow Large-Cap Growth, Class I (2)	3,325,219
	Total Equity Funds (cost $118,504,276)	112,315,501

	FIXED INCOME FUNDS – 20.4%

	Affiliated Fixed Income Funds – 20.4%

1,006,150	Nuveen Core Bond Fund, Class I	11,379,561

331,542	Nuveen High Income Bond Fund, Class I	2,738,537

355,970	Nuveen High Yield Municipal Bond Fund, Class I	5,271,921

15,090	Nuveen Inflation Protected Securities Fund, Class I	175,041

1,147,809	Nuveen Total Return Bond Fund, Class I	11,879,822
	Total Fixed Income Funds (cost $31,280,646)	31,444,882

Shares/ Principal Amount (000)	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.8%

1,233,569	First American Treasury Obligations Fund, Class Z, 0.000% (3)	$1,233,569
	U.S. Treasury Obligations – 1.2%

$1,800	U.S. Treasury Bill 0.003%, 3/01/12 (4)	1,799,917
	Total Short-Term Investments (cost $3,033,478)	3,033,486
	Total Investments (cost $159,769,908) – 99.7%	153,229,194
	Other Assets Less Liabilities – 0.3% (5)	451,651
	Net Assets – 100%	$153,680,845

4	Nuveen Investments

Investments in Derivatives at November 30, 2011

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	25	12/11	$1,841,750	$184,244
S&P 500	Long	24	12/11	7,476,000	396,204
S&P Mid Cap 400 E-Mini	Long	17	12/11	1,501,270	63,458
U.S. 5-Year Treasury Note	Short	(106)	3/12	(12,999,907)	16,358
					$660,264

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$6,435,325	$—	$—	$6,435,325
Equity Funds	112,315,501	—	—	112,315,501
Fixed Income Funds	31,444,882	—	—	31,444,882
Short-Term Investments	1,233,569	1,799,917	—	3,033,486
Derivatives:
Futures Contracts*	660,264	—	—	660,264
Total	$152,089,541	$1,799,917	$—	$153,889,458
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$643,906	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	16,358	Payable for variation margin on futures contracts*	—
Total			$660,264		$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts.

Nuveen Investments	5

Portfolio of Investments

Nuveen Strategy Growth Allocation Fund (continued)

November 30, 2011

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments (excluding investments in derivatives) was $161,328,956.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$3,137,518
Depreciation	(11,237,280)
Net unrealized appreciation (depreciation) of investments	$(8,009,762)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2011.

(4)	Investment, or portion of investment, segregated as collateral for Investments in Derivatives. Yield shown is the annualized effective yield as of November 30, 2011.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2011.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

November 30, 2011

Shares	Description (1)	Value
	COMMODITY FUNDS – 2.8%

	Non-Affiliated Commodity Funds – 2.8%

236,098	iShares S&P GSCI Commodity-Indexed Trust (2)	$7,977,751

37,522	PowerShares DB Commodity Index Tracking Fund (2)	1,037,108
	Total Commodity Funds (cost $8,366,721)	9,014,859

	EQUITY FUNDS – 58.9%

	Affiliated Equity Funds 58.9%

934,476	Nuveen Equity Income Fund, Class I	12,381,808

359,397	Nuveen Global Infrastructure Fund, Class I	3,209,418

4,357,621	Nuveen International Select Fund, Class I	37,824,152

467,303	Nuveen Large Cap Growth Opportunities Fund, Class I (2)	15,827,561

700,608	Nuveen Large Cap Select Fund, Class I	8,274,176

904,614	Nuveen Large Cap Value Fund, Class I	13,243,546

107,553	Nuveen Mid Cap Growth Opportunities Fund, Class I (2)	4,753,861

215,123	Nuveen Mid Cap Value Fund, Class I	4,743,473

381,335	Nuveen NWQ Large-Cap Value Fund, Class I	6,490,314

719,892	Nuveen Quantitative Enhanced Core Equity Fund, Class I	15,556,868

526,536	Nuveen Real Estate Securities Fund, Class I	9,677,733

411,073	Nuveen Santa Barbara Dividend Growth Fund, Class I	9,964,408

285,583	Nuveen Santa Barbara International Growth Fund, Class I	7,302,361

8,210	Nuveen Small Cap Growth Opportunities Fund, Class I (2)	181,529

239,127	Nuveen Small Cap Select Fund, Class I (2)	3,249,730

1,684,251	Nuveen Tactical Market Opportunities Fund, Class I	18,930,986

353,029	Nuveen Tradewinds International Value Fund, Class I	8,130,249

213,270	Nuveen Winslow Large-Cap Growth Fund, Class I (2)	6,545,267
	Total Equity Funds (cost $179,002,460)	186,287,440

	FIXED INCOME FUNDS – 36.3%

	Affiliated Fixed Income Funds – 36.3%

5,161,615	Nuveen Core Bond Fund, Class I	58,377,862

603,915	Nuveen High Income Bond Fund, Class I	4,988,340

669,691	Nuveen High Yield Municipal Bond Fund, Class I	9,918,130

11,194	Nuveen Inflation Protected Securities Fund, Class I	129,852

3,987,265	Nuveen Total Return Bond Fund, Class I	41,268,196
	Total Fixed Income Funds (cost $101,239,116)	114,682,380

Shares/ Principal Amount (000)	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.6%

1,933,501	First American Treasury Obligations Fund, Class Z, 0.000% (3)	$1,933,501
	U.S. Treasury Obligations – 1.1%

$3,390	U.S. Treasury Bill 0.003%, 3/01/12 (4)	3,389,844
	Total Short-Term Investments (cost $5,323,330)	5,323,345
	Total Investments (cost $293,931,627) – 99.7%	315,308,024
	Other Assets Less Liabilities – 0.3% (5)	1,056,018
	Net Assets – 100%	$316,364,042

Nuveen Investments	7

Portfolio of Investments

Nuveen Strategy Balanced Allocation Fund (continued)

November 30, 2011

Investments in Derivatives at November 30, 2011

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	52	12/11	$3,830,840	$387,360
S&P 500	Long	44	12/11	13,706,000	726,374
S&P Mid Cap 400 E-Mini	Long	38	12/11	3,355,780	141,848
U.S. 5-Year Treasury Note	Short	(173)	3/12	(21,216,829)	26,698
					$1,282,280

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$9,014,859	$—	$—	$9,014,859
Equity Funds	186,287,440	—	—	186,287,440
Fixed Income Funds	114,682,380	—	—	114,682,380
Short-Term Investments	1,933,501	3,389,844	—	5,323,345
Derivatives:
Futures Contracts*	1,282,280	—	—	1,282,280
Total	$313,200,460	$3,389,844	$—	$316,590,304
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$1,255,582	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	26,698	Payable for variation margin on futures contracts*	—
Total			$1,282,280		$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts.

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments (excluding investments in derivatives) was $301,382,286.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$25,405,944
Depreciation	(11,480,206)
Net unrealized appreciation (depreciation) of investments	$13,925,738

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2011.
(4)	Investment, or portion of investment, segregated as collateral for Investments in Derivatives. Yield shown is the annualized effective yield as of November 30, 2011.
(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2011.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

November 30, 2011

Shares	Description (1)	Value
	COMMODITY FUNDS – 1.0%

	Non-Affiliated Commodity Funds – 1.0%

26,671	iShares S&P GSCI Commodity-Indexed Trust (2)	$901,213
	Total Commodity Funds (cost $1,200,757)	901,213

	EQUITY FUNDS – 32.8%

	Affiliated Equity Funds – 32.8%

187,323	Nuveen Equity Income Fund, Class I	2,482,024

308,478	Nuveen Global Infrastructure Fund, Class I	2,754,708

581,966	Nuveen International Select Fund, Class I	5,051,464

47,844	Nuveen Large Cap Growth Opportunities Fund, Class I (2)	1,620,474

91,220	Nuveen Large Cap Select Fund, Class I	1,077,304

81,614	Nuveen Large Cap Value Fund, Class I	1,194,833

19,921	Nuveen Mid Cap Growth Opportunities Fund, Class I (2)	880,529

68,642	Nuveen NWQ Large-Cap Value Fund, Class I	1,168,286

93,182	Nuveen Quantitative Enhanced Core Equity Fund, Class I	2,013,666

47,034	Nuveen Real Estate Securities Fund, Class I	864,483

66,727	Nuveen Santa Barbara Dividend Growth Fund, Class I	1,617,472

40,716	Nuveen Santa Barbara International Growth Fund, Class I	1,041,096

67,545	Nuveen Small Cap Select Fund, Class I (2)	917,936

396,518	Nuveen Tactical Market Opportunities Fund, Class I	4,456,863

45,350	Nuveen Tradewinds International Value Fund, Class I	1,044,411

40,132	Nuveen Winslow Large-Cap Growth Fund, Class I (2)	1,231,647
	Total Equity Funds (cost $38,188,154)	29,417,196

	FIXED INCOME FUNDS – 64.7%

	Affiliated Fixed Income Funds – 64.7%

2,535,363	Nuveen Core Bond Fund, Class I	28,674,956

106,843	Nuveen High Income Bond Fund, Class I	882,521

151,938	Nuveen High Yield Municipal Bond Fund, Class I	2,250,197

86,569	Nuveen Inflation Protected Securities Fund, Class I	1,004,199

858,854	Nuveen Intermediate Term Bond Fund, Class I	8,880,548

1,582,928	Nuveen Total Return Bond Fund, Class I	16,383,305
	Total Fixed Income Funds (cost $48,601,107)	58,075,726

Shares/ Principal Amount (000)	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 0.9%

832,038	First American Treasury Obligations Fund, Class Z, 0.000% (3)	$832,038
	U.S. Treasury Obligations – 0.4%

$380	U.S. Treasury Bill 0.003%, 3/01/12 (4)	379,983
	Total Short-Term Investments (cost $1,212,019)	1,212,021
	Total Investments (cost $89,202,037) – 99.8%	89,606,156
	Other Assets Less Liabilities – 0.2% (5)	186,114
	Net Assets – 100%	$89,792,270

10	Nuveen Investments

Investments in Derivatives at November 30, 2011

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	15	12/11	$1,105,050	$109,879
S&P 500	Long	1	12/11	311,500	16,509
U.S. 5-Year Treasury Note	Short	(11)	3/12	(1,349,047)	1,698
					$128,086

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$901,213	$—	$—	$901,213
Equity Funds	29,417,196	—	—	29,417,196
Fixed Income Funds	58,075,726	—	—	58,075,726
Short-Term Investments	832,038	379,983	—	1,212,021
Derivatives:
Futures Contracts*	128,086	—	—	128,086
Total	$89,354,259	$379,983	$—	$89,734,242
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$126,388	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	1,698	Payable for variation margin on futures contracts*	—
Total			$128,086		$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts.

Nuveen Investments	11

Portfolio of Investments

Nuveen Strategy Conservative Allocation Fund (continued)

November 30, 2011

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments (excluding investments in derivatives) was $89,524,558.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,219,123
Depreciation	(2,137,525)
Net unrealized appreciation (depreciation) of investments	$81,598

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2011.
(4)	Investment, or portion of investment, segregated as collateral for Investments in Derivatives. Yield shown is the annualized effective yield as of November 30, 2011.
(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2011.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 27, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2012